Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Intangible assets, accumulated amortization	$ 36	$ 7
Common Stock, Par or Stated Value Per Share		$ 0.01
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	34,586,250	22,511,250
Common Class C [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	34,586,250	22,511,250
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 10,000.00
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	42,738,750	42,738,750
Common Class D [Member]
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	42,738,750	42,738,750